FIXED ASSETS	3 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
FIXED ASSETS

NOTE 6: FIXED ASSETS

As of March 31, 2022 and December 31, 2021, the Company has the following fixed assets:

	2022	2021
Non-residential property – 20 year-life	$345,497	$345,497
Equipment – 5 year-life	14,282	5,772
Furniture and fixtures – 5 year-life	16,307	16,307
Accumulated depreciation	(16,980)	(11,129)
	$359,106	$356,447

In June 2021, the Company purchased some equipment and furniture as well as a commercial property in the form of a suite at a luxury hotel. The Company is the owner of this suite and entered into a long-term rental agreement with the hotel to manage the property. The Company has use of the suite for 28 calendar days a year and will receive their proportionate income for the other days the suite is being used.

Depreciation expense for the three months ended March 31, 2022 was $5,851, as the property was placed into service on July 1, 2021.